Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE NEW HORIZONS FUND, INC.
Entity Central Index Key	0000080248
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005478
Shareholder Report [Line Items]
Fund Name	New Horizons Fund
Class Name	Investor Class
Trading Symbol	PRNHX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - Investor Class	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Small-caps performed well, particularly in the second half of the year, but still lagged large-caps.

  Stock selection in health care contributed the most to performance relative to the Russell 2000 Growth Index. Shares of Insmed, a clinical-stage biopharmaceutical company focused on inhaled therapies for patients battling severe lung diseases, ended higher on a series of positive updates on its tentpole products. Stock choices and an average underweight in financials also added value. Toast, a leading software provider for restaurants, performed well as the company continued to demonstrate sales growth.

  Stock selection in industrials and business services detracted the most, as less-than-truckload shipping company Saia dealt with margin pressures in a challenging freight environment. In information technology, stock choices weighed on relative returns. Shares of BILL fell early in the year on low take rates and currency headwinds.

  The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. We remain committed to our time-tested and disciplined investment process to invest in companies that are competitively advantaged; have pricing power; allocate capital well; and have idiosyncratic growth drivers spanning fertile investment areas like technology, health care, industrials and business services, and consumer sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Horizons Fund (Investor Class)	3.15%	-2.12%	11.15%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Growth Index (Strategy Benchmark)	13.01	3.18	9.57

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,452,789,000
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 85,569,000
InvestmentCompanyPortfolioTurnover	92.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,452,789 Number of Portfolio Holdings386
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	27.1%
Industrials & Business Services	21.5
Information Technology	21.0
Consumer Discretionary	8.4
Financials	8.3
Energy	4.4
Materials	3.7
Real Estate	2.2
Communication Services	2.0
Other	1.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Lattice Semiconductor	1.9%
Natera	1.6
Guardant Health	1.5
Argenx	1.5
Fabrinet	1.4
MACOM Technology Solutions Holdings	1.2
SiteOne Landscape Supply	1.2
Teledyne Technologies	1.2
Repligen	1.1
Kymera Therapeutics	1.1

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159684
Shareholder Report [Line Items]
Fund Name	New Horizons Fund
Class Name	I Class
Trading Symbol	PRJIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - I Class	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Small-caps performed well, particularly in the second half of the year, but still lagged large-caps.

  Stock selection in health care contributed the most to performance relative to the Russell 2000 Growth Index. Shares of Insmed, a clinical-stage biopharmaceutical company focused on inhaled therapies for patients battling severe lung diseases, ended higher on a series of positive updates on its tentpole products. Stock choices and an average underweight in financials also added value. Toast, a leading software provider for restaurants, performed well as the company continued to demonstrate sales growth.

  Stock selection in industrials and business services detracted the most, as less-than-truckload shipping company Saia dealt with margin pressures in a challenging freight environment. In information technology, stock choices weighed on relative returns. Shares of BILL fell early in the year on low take rates and currency headwinds.

  The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. We remain committed to our time-tested and disciplined investment process to invest in companies that are competitively advantaged; have pricing power; allocate capital well; and have idiosyncratic growth drivers spanning fertile investment areas like technology, health care, industrials and business services, and consumer sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Horizons Fund (I Class)	3.29%	-2.00%	11.29%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Growth Index (Strategy Benchmark)	13.01	3.18	9.57

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,452,789,000
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 85,569,000
InvestmentCompanyPortfolioTurnover	92.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,452,789 Number of Portfolio Holdings386
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	27.1%
Industrials & Business Services	21.5
Information Technology	21.0
Consumer Discretionary	8.4
Financials	8.3
Energy	4.4
Materials	3.7
Real Estate	2.2
Communication Services	2.0
Other	1.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Lattice Semiconductor	1.9%
Natera	1.6
Guardant Health	1.5
Argenx	1.5
Fabrinet	1.4
MACOM Technology Solutions Holdings	1.2
SiteOne Landscape Supply	1.2
Teledyne Technologies	1.2
Repligen	1.1
Kymera Therapeutics	1.1

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219323
Shareholder Report [Line Items]
Fund Name	New Horizons Fund
Class Name	Z Class
Trading Symbol	TRUZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Small-caps performed well, particularly in the second half of the year, but still lagged large-caps.

  Stock selection in health care contributed the most to performance relative to the Russell 2000 Growth Index. Shares of Insmed, a clinical-stage biopharmaceutical company focused on inhaled therapies for patients battling severe lung diseases, ended higher on a series of positive updates on its tentpole products. Stock choices and an average underweight in financials also added value. Toast, a leading software provider for restaurants, performed well as the company continued to demonstrate sales growth.

  Stock selection in industrials and business services detracted the most, as less-than-truckload shipping company Saia dealt with margin pressures in a challenging freight environment. In information technology, stock choices weighed on relative returns. Shares of BILL fell early in the year on low take rates and currency headwinds.

  The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. We remain committed to our time-tested and disciplined investment process to invest in companies that are competitively advantaged; have pricing power; allocate capital well; and have idiosyncratic growth drivers spanning fertile investment areas like technology, health care, industrials and business services, and consumer sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
New Horizons Fund (Z Class)	3.96%	-1.35%	11.66%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell 2000 Growth Index (Strategy Benchmark)	13.01	3.18	16.57

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,452,789,000
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 85,569,000
InvestmentCompanyPortfolioTurnover	92.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,452,789 Number of Portfolio Holdings386
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	27.1%
Industrials & Business Services	21.5
Information Technology	21.0
Consumer Discretionary	8.4
Financials	8.3
Energy	4.4
Materials	3.7
Real Estate	2.2
Communication Services	2.0
Other	1.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Lattice Semiconductor	1.9%
Natera	1.6
Guardant Health	1.5
Argenx	1.5
Fabrinet	1.4
MACOM Technology Solutions Holdings	1.2
SiteOne Landscape Supply	1.2
Teledyne Technologies	1.2
Repligen	1.1
Kymera Therapeutics	1.1

Updated Prospectus Web Address	www.troweprice.com/paperless